TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Transamerica Multi-Managed Balanced VP

The following replaces the current information in the Prospectus and Summary Prospectus of Transamerica Multi-Managed Balanced VP, relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser. Information relating to the other sub-adviser to the portfolio, J.P. Morgan Investment Management Inc., has not changed.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:

Brian W. Westhoff, Portfolio Manager since 2014

Doug Weih, Portfolio Manager since 2014

Matthew Q. Buchanan, CFA, Portfolio Manager since 2015

Bradley D. Doyle, Portfolio Manager since 2015

Tyler A. Knight, Portfolio Manager since 2015

The following replaces the information in the Prospectus relating to Transamerica Multi-Managed Balanced VP under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit
Tyler A. Knight	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

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Transamerica Madison Balanced Allocation VP

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Balanced Allocation VP under the section entitled “Principal Investment Strategies”:

The sub-adviser may invest up to 10% of the portfolio’s assets in exchange-traded funds (“ETFs”) to gain exposure to asset classes or sectors not otherwise accessible through the underlying mutual funds in which the portfolio otherwise invests.

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Balanced Allocation VP under the section entitled “Principal Risks”:

Exchange Traded Funds – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

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Transamerica Madison Conservative Allocation VP

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Conservative Allocation VP under the section entitled “Principal Investment Strategies”:

The sub-adviser may invest up to 10% of the portfolio’s assets in exchange-traded funds (“ETFs”) to gain exposure to asset classes or sectors not otherwise accessible through the underlying mutual funds in which the portfolio otherwise invests.

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Conservative Allocation VP under the section entitled “Principal Risks”:

Exchange Traded Funds – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

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Transamerica JPMorgan Core Bond VP

The following replaces the current information in the Prospectus and Summary Prospectus of Transamerica JPMorgan Core Bond VP, relating to J.P. Morgan Investment Management Inc. under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser.

Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Barbara Miller, Portfolio Manager since 2015

Christopher Nauseda, Portfolio Manager since 2015

Peter Simons, CFA, Portfolio Manager since 2015

Henry Song, CFA, Portfolio Manager since 2015

The following replaces the information in the Prospectus relating to Transamerica JPMorgan Core Bond VP under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Barbara Miller	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2015; Employee of J.P. Morgan Investment Management Inc. since 1994; Managing Director; Portfolio Manager and Head of the U.S. Value Driven Fixed Income Team. Senior Location Office of the Global Fixed Income, Currency & Commodities Group
Christopher Nauseda	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2015; Employee of J.P. Morgan Investment Management Inc. since 1982; Vice President; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team
Peter Simons, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2015; Employee of J.P. Morgan Investment Management Inc. since 2001; Executive Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team
Henry Song, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2015; Employee of J.P. Morgan Investment Management Inc. since 2005; Executive Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team

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Transamerica Morgan Stanley Capital Growth VP

The following supplements the information in the Prospectus of Transamerica Morgan Stanley Capital Growth VP under the section entitled “More on Each Portfolio’s Strategies and Investments”:

The portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index, which as of December 31, 2014 was between $203.5 million and $665.5 billion.

The portfolio may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts or foreign currency, contracts for difference, swaps and structured investments, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. Foreign currency option contracts may be used for hedging purposes or non-hedging purposes in pursuing the portfolio’s investment objective. In determining compliance with any percentage limitation or requirement regarding the use or investment of portfolio assets, the portfolio will take into account derivative or synthetic instruments or other positions that, in the judgment of the sub-adviser, have economic characteristics similar to the applicable category of investments.

The portfolio may invest in initial public offerings. The portfolio may also invest up to 10% of its assets in real estate investment trusts (“REITs”) and foreign real estate companies.

The portfolio may invest up to 25% of its total assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. The sub-adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investment in foreign securities. The portfolio’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests, and other specialty securities having equity features.

The sub-adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The sub-adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The sub-adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The sub-adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

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Transamerica Morgan Stanley Mid-Cap Growth VP

The following supplements the information in the Prospectus of Transamerica Morgan Stanley Mid- Cap Growth VP under the section entitled “More on Each Portfolio’s Strategies and Investments”:

The portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index, which as of December 31, 2014 was between $203.5 million and $665.5 billion.

The portfolio may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts or foreign currency, contracts for difference, swaps and structured investments, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. Foreign currency option contracts may be used for hedging purposes or non-hedging purposes in pursuing the portfolio’s investment objective. In determining compliance with any percentage limitation or requirement regarding the use or investment of portfolio assets, the portfolio will take into account derivative or synthetic instruments or other positions that, in the judgment of the sub-adviser, have economic characteristics similar to the applicable category of investments.

The portfolio may invest in initial public offerings. The portfolio may also invest up to 10% of its assets in real estate investment trusts (“REITs”) and foreign real estate companies.

The portfolio may invest up to 25% of its total assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. The sub-adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investment in foreign securities. The portfolio’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests, and other specialty securities having equity features.

The sub-adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The sub-adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The sub-adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The sub-adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

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Investors Should Retain this Supplement for Future Reference

October 1, 2015